UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 29.94%

Agricultural Chemicals - .38%
11	CF Industries Holdings, Inc.	$ 2,101

Aircraft Parts & Auxiliary Equipment, NEC - .51%
133	Spirit Aerosystems Holdings, Inc. *	2,874

Arrangement of Transportation of Freight & Cargo - .34%
133	Southwest Airlines Co.	1,885

Ball & Roller Bearings - .72%
71	Timken Co.	4,030

Commercial Printing - .54%
227	RR Donnelley & Sons Co.	3,012

Communications Services, NEC - .83%
76	DIRECTV *	4,650

Computer & Office Equipment - .11%
20	Lexmark International, Inc., Class A	610

Computer Peripheral Equipment, NEC - .60%
619	Brocade Communications Systems, Inc. *	3,361

Computer Storage Devices - .65%
96	Netapp, Inc. *	3,603

Crude Petroleum & Natural Gas - .68%
249	Exco Resources, Inc.	2,024
77	Ultra Petroleum Corp. *	1,754
		3,778
Electronic Components & Accessories - .40%
155	Vishay Intertechnology, Inc. *	2,257

Fire, Marine & Casualty Insurance - .21%
13	Allied World Insurance Co. (a)	1,162

Industrial Organic Chemicals - 1.25%
75	LyondellBasell Industries NV Class A	4,999
21	Westlake Chemical Corp.	1,961
		6,960
Life Insurance - .92%
133	Protective Life Corp.	5,144

Metalworking Machinery & Equipment - .69%
64	Lincoln Electric Holdings, Inc.	3,827

Miscellaneous Transportation Equipment - .80%
47	Polaris Industries, Inc.	4,489

Motor Vehicle & Passenger Car Bodies - .81%
60	Wabco Holdings, Inc. * (a)	4,525

Newspapers: Publishing or Publishing & Printing - .51%
132	Gannett Co.	2,838

Oil & Gas Field Services, NEC - .20%
88	RPC, Inc.	1,108

Paints, Varnishes, Lacquers, Enamels & Allied Products - .36%
13	PPG Industries, Inc.	1,997

Petroleum Refining - 1.52%
83	HollyFrontier Corp.	4,109
19	Marathon Petroleum Corp.	1,568
25	Tesoro Corp.	1,541
32	Valero Energy Corp.	1,300
		8,518
Pharmaceutical Preparations - 1.59%
76	Eli Lilly & Co.	4,040
133	Endo Health Solutions, Inc. *	4,828
		8,868
Radio & TV Broadcasting & Communications Equipment - .83%
133	Dolby Laboratories, Inc.	4,655

Retail-Apparel & Accessory Stores - .93%
104	Hanesbrands Inc.	5,186

Retail-Auto & Home Supply Stores - .78%
40	O'Reilly Automotive, Inc. * (a)	4,354

Retail-Auto Dealers & Gasoline Stations - .02%
3	CST Brands, Inc. *	91

Retail-Computer & Computer Software Stores - .79%
133	GameStop Corp.	4,410

Retail-Eating Places - .65%
19	Panera Bread Co., Class A *	3,645

Search, Detection, Navigation, Guidance, Aeronautical Sys - .26%
29	Harris Corp.	1,454

Security & Commodity Brokers, Dealers, Exchanges & Services - .88%
133	LPL Financial Holdings, Inc.	4,932

Semiconductors & Related Devices - .40%
205	Marvell Technology Group, Ltd.	2,223

Services-Business Services, NEC - .31%
20	Lender Processing Services, Inc. (a)	662
67	Western Union Co.	1,097
		1,759
Services-Computer Integrated Systems Design - .77%
97	Computer Sciences Corp.	4,327

Services-Computer Processing & Data Preparation - .04%
9	CoreLogic, Inc. *	236

Services-Consumer Credit Reporting, Collection Agencies - .25%
21	Moody's Corp.	1,395

Services-Educational Services - .55%
129	ITT Educational Services Inc. *	3,092

Services-Miscellaneous Business Services - .80%
132	Tyco International Ltd.	4,463

Services-Miscellaneous Business Services - .77%
67	Tripadvisor, Inc. *	4,321

Services-Prepackaged Software - 2.88%
68	BMC Software, Inc. *	3,080
133	CA, Inc.	3,634
79	Electronic Arts, Inc. *	1,816
135	Microsoft Corp.	4,712
67	SolarWinds, Inc. *	2,824
		16,066
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - .22%
68	United States Steel Corp. (a)	1,203

Surgical & Medical Instruments & Apparatus - .74%
445	Boston Scientific Corp.	4,112

Telephone Communications (No Radio Telephone) - .20%
52	T-Mobile US, Inc. *	1,114

Transportation Services - .65%
63	Expedia, Inc.	3,623

Wholesale-Drugs, Proprietaries & Druggists' Sundries - .85%
81	Nu Skin Enterprises Inc., Class A	4,763

Women's, Misses' Children's & Infants' Undergarments - .76%
133	Guess, Inc.	4,227

TOTAL FOR COMMON STOCK (Cost $143,532) - 29.94%		$ 167,248

EXCHANGE TRADED FUNDS - 1.08%
200	iShares Dow Jones US Broker-Dealers	6,036

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $4,645) - 1.08%		6,036

REAL ESTATE INVESTMENT TRUSTS - 1.03%
48	Apartment Investment & Management Co.	1,453
187	CBL & Associates & Properties, Inc.	4,299

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $5,581) - 1.03%		5,752

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 35.00%
195,500	US Treasury Bill, 0.00%, 09/19/2013	195,472

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $195,454) - 35.00%		195,472

SHORT TERM INVESTMENTS - 26.75%
149,417	Fidelity Money Market Fund #59, 0.09%, (Cost $149,417) **	149,417

TOTAL FOR SHORT TERM INVESTMENTS (Cost $149,417) - 26.75%		149,417

TOTAL INVESTMENTS (Cost $498,629) - 93.80%		523,925

OTHER ASSETS LESS LIABILITIES (6.20%)		34,644

NET ASSETS - 100.00%		$ 558,569

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at May 31, 2013.

1. SECURITY TRANSACTIONS

At May 31, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $498,629 amounted to $4,264, which consisted of aggregate gross unrealized appreciation of $31,199 and aggregate gross unrealized depreciation of $26,935.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of May 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$167,248	$0	$0	$167,248
Exchange Traded Funds	$6,036	$0	$0	$6,036
US Government Obligations	$195,472	$0	$0	$195,472
Real Estate Investment Trusts	$5,752	$0	$0	$5,752
Cash Equivalents	$149,417	$0	$0	$149,417
Total	$523,925	$0	$0	$523,925

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	May 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft Parts & Auxiliary Equipment, NEC
19	Transdigm Group Inc.	$ 2,776

Arrangement of Transportation of Freight & Cargo
133	UTi Worldwide, Inc.	2,107

Beverages
29	Constellation Brands, Inc. Class-A *	1,537

Biological Products (No Diagnostic Substances)
52	Catamaran Corp. m*	2,559
21	Onyx Pharmaceuticals, Inc. *	2,004
		4,563
Cable & Other Pay Television Services
17	Discovery Communications, Inc. Series-A *	1,341
25	Liberty Global Inc., Class-A *	1,843
133	Liberty Interactive Corp. *	2,986
		6,170
Calculating & Accounting Machines (No Electronic Computers)
59	Diebold, Inc.	1,900
104	NCR Corp. *	3,474
83	Verifone Systems, Inc. *	1,936
		7,310
Communications Services, NEC
32	Crown Castle International Co. *	2,280
36	SBA Communications Corp. *	2,710
		4,990
Computer Storage Devices
51	Sandisk Corp. *	3,010

Construction Machinery & Equipment
27	Caterpillar, Inc.	2,317

Crude Petroleum & Natural Gas
105	Cobalt International Energy, Inc. *	2,724
32	Concho Resources, Inc. *	2,677
		5,401
Drilling Oil & Gas Wells
52	Atwood Oceanic, Inc. *	2,731

Electric Services
133	Calpine Corp. *	2,701
57	Northeast Utilities	2,375
		5,076
Electrical Industrial Apparatus
256	Graftech International, Ltd. *	2,148

Electrical Work
96	Quanta Services, Inc. *	2,724

Fats & Oils
20	Bunge Ltd.	1,392

General Building Contractors-Residential Buildings
67	Lennar Corp.	2,634

General Industrial Machinery & Equipment, NEC
40	Nordson Corp.	2,849

Gold & Silver Ores
64	Allied Nevada Gold Corp. *	494

Hospital & Medical Service Plans
45	WellPoint, Inc.	3,464

Hotels & Motels
28	Hyatt Hotels Corp. *	1,151

Household Audio & Video Equipment
27	Harman International Industries, Inc.	1,434

Household Furniture
52	Tempur-Pedic International, Inc. *	2,199

Iron & Steel Foundries
15	Precision Cast Parts	3,209

Laboratory Analytical Instruments
39	Perkinelmer, Inc.	1,221

Lumber & Wood Products (No Furniture)
92	Leucadia National Corp.	2,887

Machine Tools, Metal Cutting Types
65	Kennametal, Inc.	2,817

Mineral Royalty Traders
21	Royal Gold, Inc.	1,150

Motor Vehicles & Passenger Car Bodies
24	Paccar, Inc.	1,286

Oil & Gas Field Machinery & Equipment
59	FMC Technologies, Inc. *	3,284
36	National Oil Well Varco, Inc.	2,531
		5,815
Operative Builders
132	Dr Horton, Inc.	3,216
65	Toll Brothers, Inc. *	2,221
		5,437
Pharmaceutical Preparations
27	Alexion Pharmaceuticals, Inc. *	2,635
47	Medivation, Inc. *	2,282
11	Regeneron Pharmaceuticals, Inc. *	2,661
59	Salix Pharmaceuticals Ltd. *	3,580
		11,158
Public Building & Related Furniture
53	B/E Aerospace, Inc. *	3,362

Pumps & Pumping Equipment
65	Colfax Corp. *	3,244

Radio Broadcasting Stations
64	Pandora Media, Inc. *	1,089

Retail-Auto Dealers & Gasoline Stations
57	Autonation, Inc. *	2,641
69	Carmax, Inc. *	3,227
		5,868
Retail-Building Materials, Hardware, Garden Supply
59	Fastenal Co.	3,079

Retail-Food Stores
59	GNC Holdings, Inc.	2,657

Retail-Jewelry Stores
19	Signet Jewelers Ltd.	1,302
39	Tiffany & Co.	3,033
		4,335
Retail-Retail Stores, NEC
41	Sally Beauty Holdings, Inc. *	1,255

Security & Commodity Brokers, Dealers & Flotation Companies
60	Charles Schwab Corp.	1,192

Semiconductors & Related Devices
44	Broadcom Corp. Class-A	1,580
18	IPG Photonics Corp. *	1,067
60	Silicon Laboratories, Inc. *	2,583
		5,230
Services-Advertising
27	Clear Channel Class-A *	231

Services-Business Services, NEC
17	Alliance Data Systems Corp. *	3,011
27	Fleetcor Technologies, Inc. *	2,351
		5,362
Services-Commercial Physical & Biological Research
7	Incyte Corp. *	155

Services-Computer Integrated Systems Design
133	Yahoo!, Inc. *	3,498

Services-Computer Processing & Data Preparation
20	Fiserv, Inc. *	1,743

Services-Computer Programming, Data Processing, Etc.
63	Facebook, Inc. Class-A *	1,534

Services-Educational Services
59	United Rentals, Inc. *	3,354

Services-Motion Picture & Video Tape Production
152	Dreamworks Animation, Inc. *	3,335

Services-Prepackaged Software
133	Nuance Communications, Inc. *	2,527

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
23	Carpenter Technology Corp.	1,108

Telephone Communications (No Radiotelephone)
131	Level 3 Communications, Inc. *	2,807

Wholesale-Computers & Peripheral Equipment & Software
151	Ingram Micro, Inc. Class-A *	2,886

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
116	LKQ Corp. *	2,840

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
132	Hologic, Inc.	2739

TOTAL FOR COMMON STOCK (Proceeds $148,246)		168,887

REAL ESTATE INVESTMENT TRUSTS
13	AvalonBay Communities, Inc.	1,724
133	Chimera Investment Corp.	406
71	Extra Space Storage, Inc.	2,974

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $4,710)		5,104

TOTAL SECURITIES SOLD SHORT (Proceeds $152,956)		$ 173,991

	Armour Tactical Flex Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 94.97%

78	ProShares Ultra Oil & Gas	$ 4,441
55	ProShares Ultra Technology	4,547
48	Ultra Financial ProShares	4,617
48	Ultra Real Estate ProShares	3,774
369	Ultra S&P500 ProShares	29,243

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $45,534) - 94.97%		$ 46,622

SHORT TERM INVESTMENTS - 5.34%
2,623	Federated Prime Obligations Fund #10, 0.05% ** (Cost $2,623)	2,623

TOTAL INVESTMENTS (Cost $48,157) - 100.31%		$ 49,245

LIABILITIES IN EXCESSOF OTHER ASSETS - (.31%)		(153)

NET ASSETS - 100.00%		$ 49,092

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Armour Tactical Flex Fund
1. SECURITY TRANSACTIONS
At May 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $48,157, amounted to $1,089, which consisted of aggregate gross unrealized appreciation of $1,579 and aggregate gross unrealized depreciation of $490.

2. SECURITY VALUATION

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of May 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$46,622	$0	$0	$46,622
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$2,623	$0	$0	$2,623
Total	$49,245	$0	$0	$49,245

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: July 29, 2013